Summary of Significant Accounting Policies - Schedule of Reconciliation of Cash, Cash Equivalents, And Restricted Cash (Detail) - USD ($) $ in Thousands	Jul. 31, 2021	Jan. 31, 2021	Jul. 31, 2020	Jan. 31, 2020	Jan. 31, 2019	Jan. 31, 2018
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents [Abstract]
Cash and cash equivalents	$ 618,089	$ 145,491		$ 72,753	$ 205,238
Restricted cash		400		400	460
Total cash, cash equivalents, and restricted cash	$ 618,489	$ 145,891	$ 189,537	$ 73,153	$ 205,698	$ 88,844